Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
	December 31, 2021	December 31, 2020
Deferred tax assets:
Start-up costs	$791,079	$4,417
Net operating loss carryforwards	39,259	1,005
Total deferred tax assets	830,338	5,422
Valuation allowance	(830,338)	(5,422)
Deferred tax assets, net of allowance	$—	$—

Schedule of income tax provision
	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(824,916)	(5,422)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	824,916	5,422
Income tax provision	$—	$—

Schedule of federal income tax rate
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of derivative warrant liabilities	(55.5)%	(16.6)%
Non-deductible transaction costs	—%	(0.2)%
Stock compensation expense	1.3%	(4.0)%
Change in valuation allowance	33.2%	(0.2)%
Income tax provision	0.0%	0.0%